Retirement Benefits - Effect of the Asset Ceiling (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
At beginning of period	¥ 17,928
Interest cost	133
Change in the asset ceiling	92,014	¥ 17,928
At end of period	¥ 110,075	¥ 17,928